Equity Incentive Plan - Non-vested shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of non-vested shares
Number of non vested shares
Balance	289,334	226,667	240,200
Granted		132,000	40,000
Vested	(97,333)	(69,333)	(53,533)
Balance	192,001	289,334	226,667
Weighted average grant date fair value per non vested shares
Weighted average grant date fair value per non vested shares
Balance	$ 3.81	$ 5.09	$ 5.5
Granted		1.87	2.01
Vested	3.38	4.31	4.63
Balance	$ 4.02	$ 3.81	$ 5.09